Restatement of Previously Issued Unaudited Condensed Financial Statements	6 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Unaudited Condensed Financial Statements [Abstract]
Restatement of previously issued unaudited condensed financial statements

3. Restatement of previously issued unaudited condensed financial statements

Subsequent to the initial issuance of the Company’s three and six months ended December 31, 2024 financial statements on February 14, 2025, included in the Company’s Quarterly Report on Form 10-Q, management noted an accounting error where the transaction cost incurred in connection with the Business Combination was understated by $2,300,000 for the three and six months ended December 31, 2024. The understated cost relates to the omission of previously settled fees owed to a former financial advisor that became due upon closing of the transaction. Management concluded that the previously issued unaudited condensed financial statements for the three and six months ended December 31, 2024 should be restated to correct the following error:

	December 31, 2024
Condensed consolidated balance sheet	As previously reported	Adjustments	As restated

Accounts payable and accrued liabilities	$7,684,195	$2,300,000	$9,984,195
Current liabilities	11,182,502	2,300,000	13,482,502
Total liabilities	17,178,984	2,300,000	19,478,984
Accumulated deficit	(115,498,661)	(2,300,000)	(117,798,661)
Total stockholders’ deficit	$(974,302)	$(2,300,000)	$(3,274,302)

	Three months ended December 31, 2024
Condensed consolidated statements of operations and comprehensive income (loss)	As previously reported	Adjustments	As restated

Transaction costs	$2,368,895	$2,300,000	$4,668,895
Operating expenses	5,477,187	2,300,000	7,777,187
Income (loss) before taxes	32,521,103	(2,300,000)	30,221,103
Net income (loss)	32,521,108	(2,300,000)	30,221,108
Comprehensive income (loss)	$32,522,167	$(2,300,000)	$30,222,167

As a result of the restatement adjustments, basic earnings per share for the three months ended December 31, 2024 decreased $0.19, from $2.56 per share to $2.37 per share, and diluted earnings per share decreased $0.18, from $2.51 per share to $2.33 per share.

	Six months ended December 31, 2024
Condensed consolidated statements of operations and comprehensive income (loss)	As previously reported	Adjustments	As restated

Transaction costs	$3,117,436	$2,300,000	$5,417,436
Operating expenses	7,377,128	2,300,000	9,677,128
Income (loss) before taxes	25,108,928	(2,300,000)	22,808,928
Net income (loss)	25,108,933	(2,300,000)	22,808,933
Comprehensive income (loss)	$25,109,992	$(2,300,000)	$22,809,992

As a result of the restatement adjustments, basic earnings per share for the six months ended December 31, 2024 decreased $0.27, from $3.19 per share to $2.92 per share, and diluted earnings per share decreased $0.28, from $3.12 per share to $2.84 per share.

	Six months ended December 31, 2024
Condensed consolidated statements of cash flows	As previously reported	Adjustments	As restated

Operating activities
Net income (loss)	$25,108,933	$(2,300,000)	$22,808,933
Non-cash transaction cost	1,347,526	2,300,000	3,647,526
Cash used in operating activities	$(6,636,484)	$-	$(6,636,484)

	December 31, 2024
Condensed consolidated statements of changes in stockholders’ deficit	As previously reported	Adjustments	As restated

Net income	$32,521,108	$(2,300,000)	$30,221,108
Accumulated deficit	(115,498,661)	(2,300,000)	(117,798,661)
Total stockholders’ deficit	$(974,302)	$(2,300,000)	$(3,274,302)